INCOME TAXES (Details Textual) (CAD) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended	12 Months Ended							12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2011 Segment, Continuing Operations [Member]	Dec. 31, 2010 Segment, Continuing Operations [Member] Predecessor [Member]	Dec. 31, 2011 Segment, Discontinued Operations [Member]	Dec. 31, 2010 Segment, Discontinued Operations [Member] Predecessor [Member]	Dec. 31, 2012 Canadian Federal [Member]	Dec. 31, 2012 Canadian Federal [Member] Maximum [Member]	Dec. 31, 2012 Canadian Federal [Member] Minimum [Member]	Dec. 31, 2012 U S Federal [Member]
Valuation Allowance, Amount	233.7
Operating Loss Carryforwards										35.0			16.4
Operating Loss Carryforwards, Expiration Dates											2031	2028	2032
Operating Loss Carryforwards, Valuation Allowance										8.8			6.1
Unrecognized Tax Benefits	5.3	5.3	5.3	5.3	5.9
Income tax recovery at Canadian statutory income tax rates	(9.1)		162.3	(260.8)	(118.2)	8.4	19.8	1.0	3.5